10. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2016	Sep. 30, 2017
Details
Exploration and evaluation asset costs included in accounts payable and accrued liabilities	$ 19,963	$ 12,316	$ 22,761
Share issue costs included in Due to Related Parties	15,000		20,500
Share capital recorded	191,000	300,000
Share issue costs related to the issue of finder's warrants	$ 11,424	39,948	$ 10,097
Share issue costs included in accounts payable and accrued liabilities		$ 12,463